Share-Based Payments - Summary of Details of Share Based Payment Arrangement BCE 2010 (Detail)	Sep. 06, 2018 € / shares	Nov. 19, 2015 EUR (€) shares yr € / shares	Mar. 24, 2015 EUR (€) shares yr € / shares	Nov. 22, 2011 EUR (€) € / shares	Jun. 24, 2011 EUR (€) shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	1 year
Plan expiration date		11/19/2025	3/24/2025
Number of BCE2010 granted	450	15,000	10,000
Share entitlement per BCE2010(1)	€ 1	€ 1	€ 1
Exercise price		€ 66.06	€ 43
Grant date share fair value | €		€ 66.06	€ 43
Expected volatility		51.00%	36.00%
Average life of BCE2010 | yr		5	5
Discount rate(2)		0.81%	0.68%
Expected dividends	0.00%	0.00%	0.00%
Fair value per BCE2010		€ 22.6	€ 9.9
BCE2010 [member] | Not later than one year [member] | Date of Grant 12/7/2007 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					6 months
Plan expiration date					11/22/2021
Number of BCE2010 granted					6.000
Share entitlement per BCE2010(1)					€ 15
Exercise price					€ 77
BCE2010 [member] | Not later than one year [member] | Date of Grant 12/7/2007 [member] | Board of Director [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €					€ 77
Expected volatility					40.00%
Average life of BCE2010					5.5
Discount rate(2)					2.55%
Expected dividends					0.00%
Fair value per BCE2010					€ 31.16
BCE2010 [member] | Not later than one year [member] | Date of Grant 1/17/2012 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				1 year
Plan expiration date				11/22/2021
Number of BCE2010 granted				2,510
Share entitlement per BCE2010(1)				€ 15
Exercise price				€ 77
BCE2010 [member] | Not later than one year [member] | Date of Grant 1/17/2012 [member] | Board of Director [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €				€ 77
Expected volatility				40.00%
Average life of BCE2010				5.4
Discount rate(2)				2.05%
Expected dividends				0.00%
Fair value per BCE2010				€ 30.42
BCE2010 [member] | Later Than One Year and Not Later Than Two Years [member] | Date of Grant 12/7/2007 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					1 year 6 months
Plan expiration date					11/22/2021
Number of BCE2010 granted					6,000
Share entitlement per BCE2010(1)					€ 15
Exercise price					€ 77
BCE2010 [member] | Later Than One Year and Not Later Than Two Years [member] | Date of Grant 12/7/2007 [member] | Board of Director [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €					€ 77
Expected volatility					40.00%
Average life of BCE2010					6
Discount rate(2)					2.68%
Expected dividends					0.00%
Fair value per BCE2010					€ 32.71
BCE2010 [member] | Later Than One Year and Not Later Than Two Years [member] | Date of Grant 1/17/2012 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				2 years
Plan expiration date				11/22/2021
Number of BCE2010 granted				2,510
Share entitlement per BCE2010(1)				€ 15
Exercise price				€ 77
BCE2010 [member] | Later Than One Year and Not Later Than Two Years [member] | Date of Grant 1/17/2012 [member] | Board of Director [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €				€ 77
Expected volatility				40.00%
Average life of BCE2010				5.9
Discount rate(2)				2.42%
Expected dividends				0.00%
Fair value per BCE2010				€ 32.29
BCE2010 [member] | Later Than Two Years and Not Later Than Three Years [member] | Date of Grant 12/7/2007 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					2 years 6 months
Plan expiration date					11/22/2021
Number of BCE2010 granted					6,000
Share entitlement per BCE2010(1)					€ 15
Exercise price					€ 77
BCE2010 [member] | Later Than Two Years and Not Later Than Three Years [member] | Date of Grant 12/7/2007 [member] | Board of Director [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €					€ 77
Expected volatility					40.00%
Average life of BCE2010 | shares					6.5
Discount rate(2)					2.68%
Expected dividends					0.00%
Fair value per BCE2010					€ 34.03
BCE2010 [member] | Later Than Two Years and Not Later Than Three Years [member] | Date of Grant 1/17/2012 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				3 years
Plan expiration date				11/22/2021
Number of BCE2010 granted				2,510
Share entitlement per BCE2010(1)				€ 15
Exercise price				€ 77
BCE2010 [member] | Later Than Two Years and Not Later Than Three Years [member] | Date of Grant 1/17/2012 [member] | Board of Director [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €				€ 77
Expected volatility				40.00%
Average life of BCE2010				6.4
Discount rate(2)				2.42%
Expected dividends				0.00%
Fair value per BCE2010				€ 33.58
BCE2010 [member] | Later Than Three Years and Not Later Than Four Years [member] | Date of Grant 12/7/2007 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					3 years 6 months
Plan expiration date					11/22/2021
Number of BCE2010 granted					6,000
Share entitlement per BCE2010(1)					€ 15
Exercise price					€ 77
BCE2010 [member] | Later Than Three Years and Not Later Than Four Years [member] | Date of Grant 12/7/2007 [member] | Board of Director [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €					€ 77
Expected volatility					40.00%
Average life of BCE2010					7
Discount rate(2)					2.87%
Expected dividends					0.00%
Fair value per BCE2010					€ 35.58
BCE2010 [member] | Later Than Three Years and Not Later Than Four Years [member] | Date of Grant 1/17/2012 [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				4 years
Plan expiration date				11/22/2021
Number of BCE2010 granted				2,509
Share entitlement per BCE2010(1)				€ 15
Exercise price				€ 77
BCE2010 [member] | Later Than Three Years and Not Later Than Four Years [member] | Date of Grant 1/17/2012 [member] | Board of Director [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €				€ 77
Expected volatility				40.00%
Average life of BCE2010				6.9
Discount rate(2)				2.66%
Expected dividends				0.00%
Fair value per BCE2010				€ 35.2